Summary of Activity Related to Contingent Consideration Liability (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Alfa Wassermann EIR	Dec. 31, 2012 Alfa Wassermann EIR	Aug. 31, 2012 Alfa Wassermann EIR
Business Acquisition, Contingent Consideration [Line Items]
Beginning Balance	$ 103,500	$ 119,698				$ 13,400
Increase (decrease) related to acquisition	(87,300)	(103,500)	(119,698)		13,400
Other changes in contingent consideration value	(16,200)	(29,598)	27,000
Ending Balance	$ 87,300	$ 103,500	$ 119,698			$ 13,400